S000006647 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 2000® Index
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	5.44%	9.79%	9.00%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.74%	6.19%	5.93%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.92%	7.38%	6.73%
Retail Class
Prospectus [Line Items]
Average Annual Return, Percent	5.18%	9.51%	8.73%
Admin Class
Prospectus [Line Items]
Average Annual Return, Percent	4.90%	9.24%	8.45%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	5.55%	9.85%	9.07%